ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of principal subsidiaries

As of June 30, 2022, the details of the Group’s principal subsidiaries are as follows:

			Place of
	Percentage of	Date of	Incorporation/
Major subsidiaries	Ownership	Incorporation	Acquisition	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.	100%	March 2010	the PRC	Cancer screening and detection tests
Changwei System Technology (Shanghai) Co., Ltd.	100%	March 2011	the PRC	Research and development
AnPac Bio-Medical Technology (Lishui) Co., Ltd. ("AnPac Lishui")	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”)	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.	100%	March 2013	the PRC	Cancer screening and detection research
Shanghai Muqing AnPac Health Technology Co., Ltd. (“AnPac Muqing”)	51%	March 2019	the PRC	Cancer screening and detection tests
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. ("Anpai Shanghai”)	60%	August 15, 2021*	the PRC	Cancer screening and detection tests
Shenzhen Anhengchuang Technology Co., Ltd.	100%	May 17, 2022	the PRC	Software application and technology services